Exploration and Evaluation Assets (Tables)	3 Months Ended
Sep. 30, 2024
Exploration and Evaluation Assets
Schedule of Exploration and Evaluation Assets

	California Property	Commercial Plant Evaluation (Lanxess 1A)	Total
Acquisition:
Balance, June 30, 2024	$16,199	$6,000	$22,199
Option payments	41	—	41
Balance, September 30, 2024	$16,240	$6,000	$22,240

Exploration and Evaluation:
Balance, June 30, 2024	$3,379	$20,392	$23,771
Lanxess 1A evaluation costs	—	12	12
Balance, September 30, 2024	$3,379	$20,404	$23,783

Balance, June 30, 2024	$19,578	$26,392	$45,970
Balance, September 30, 2024	$19,619	$26,404	$46,023